NOTES PAYABLE	12 Months Ended
Dec. 31, 2011
Note Payable [Abstract]
Notes Payable [Text Block]

NOTE 13. NOTES PAYABLE

Notes payable consisted of the following:

	December 31,	December 31,
	2011	2010
Bank notes payable to Jinzhong Haida Nongyi Trading Co., Ltd. issued by Bank of Communication at Beijing Gongzhifen branch, bearing no interest and no finance charge.This note is for August 17, 2011 through February 17, 2012.The note was obtained and issued by Detian Yu Biotechnology (Beijing) Co., Ltd. The note was paid off on March 7, 2012.	$1,588,840	$-

Total	$1,588,840	$-